RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥) item
Related Party Transaction [Line Items]
Loan provided to related parties			¥ 5,000
Realized gain from investments	$ 262	¥ 1,822	261	¥ 2,373
Purchase of intangible assets	$ 1,701	11,845	52,017	¥ 88
Hangzhou Yunyou
Related Party Transaction [Line Items]
Loan provided to related parties			¥ 5,000
Recognized impairment loss		5,640
Loan interest rate			15.00%
Xiaomi Communication, Information, Technology
Related Party Transaction [Line Items]
Receivables from the sales of products and services		¥ 102,687
Huaying Fund
Related Party Transaction [Line Items]
Number of long-term investments disposed | item	0	0	1	5
Realized gain from investments			¥ 31	¥ 284
Hefei Huaheng
Related Party Transaction [Line Items]
Purchase of intangible assets		¥ 11,321